Operating Segments	6 Months Ended
Jun. 30, 2020
Disclosure of operating segments [abstract]
Operating Segments
Note 9 - Operating Segments

The basis of segmentation and the measurement basis for the segment profit or loss are the same as that presented in Note 22 regarding operating segments in the annual financial statements.

Segment assets consist of current assets, fixed assets and intangible assets, as included in reports provided regularly to the chief operating decision maker.

	PV							Total
								reportable		Total
	Italy	Spain	Israel	Talasol	Bio Gas	Dorad	Manara	segments	Reconciliations	consolidated
	For the six months ended June 30, 2020
	€ in thousands

Revenues	-	1,241	2,060	-	2,437	28,836	-	34,574	(30,360)	4,214
Operating expenses	-	(227)	(154)	-	(1,765)	(22,841)	-	(24,987)	22,841	(2,146)
Depreciation expenses	-	(453)	(1,174)	(28)	(726)	(2,600)	-	(4,981)	3,534	(1,447)
Gross profit (loss)	-	561	732	(28)	(54)	3,395	-	4,606	(3,985)	621
Project development costs										(2,338)
General and
administrative expenses										(2,204)
Share of profits of equity
accounted investee										850
Other income, net										-
Operating loss										(3,071)
Financing income										886
Financing income in connection
with derivatives and warrants, net										1,099
Financing expenses, net										(3,095)
Loss before taxes
on Income										(4,181)
Segment assets as at
June 30, 2020	518	15,841	37,096	190,768	18,395	110,970	2,318	375,906	(14,280)	361,626

	PV							Total
								reportable		Total
	Italy	Spain	Israel	Talasol	Bio Gas	Dorad	Manara	segments	Reconciliations	consolidated
	For the six months ended June 30, 2019
	€ in thousands

Revenues	5,274	1,553	2,151	-	2,941	29,890	-	41,809	(31,506)	10,303
Operating expenses	(582)	(274)	(169)	-	(2,430)	(23,755)	-	(27,210)	23,755	(3,455)
Depreciation expenses	(1,710)	(450)	(1,107)	-	(659)	(2,414)	-	(6,340)	3,297	(3,043)
Gross profit (loss)	2,982	829	875	-	(148)	3,721	-	8,259	(4,454)	3,805
Project development costs										(2,714)
General and
administrative expenses										(1,879)
Share of profits of equity
accounted investee										31
Other income, net										-
Operating loss										(757)
Financing income										870
Financing income in connection
with derivatives and warrants, net										460
Financing expenses, net										(4,457)
Loss before taxes
on Income										(3,884)
Segment assets as at
June 30, 2019	54,194	18,591	37,104	105,228	18,808	109,492	2,631	346,048	(57,967)	288,081

	PV							Total
								reportable		Total
	Italy	Spain	Israel	Talasol	Biogas	Dorad	Manara	segments	Reconciliations	consolidated
	For the year ended December 31, 2019
	€ in thousands

Revenues	10,082	2,987	4,114	-	4,786	63,416	-	85,385	(66,397)	18,988
Operating expenses	(1,422)	(504)	(325)	-	(4,387)	(48,558)	-	(55,196)	48,558	(6,638)
Depreciation	(3,668)	(903)	(2,271)	(30)	(1,353)	(5,031)	-	(13,256)	6,840	(6,416)
Gross profit (loss)	4,992	1,580	1,518	(30)	(954)	9,827	-	16,933	(10,999)	5,934
Project development costs										(4,213)
General and
administrative expenses										(3,827)
Share of profits (loss) of
equity accounted investee										3,086
Other income, net										(2,100)
Capital gain (loss)										18,770
Operating profit										17,650
Financing income										1,827
Financing income in connection
with derivatives and warrants, net										897
Financing expenses, net										(10,877)
Profit before taxes on
Income										9,497
Segment assets as at
December 31, 2019	-	16,324	38,942	118,848	18,463	116,561	2,473	311,611	(1,439)	310,172